Allowance for Credit Losses (Tables)	3 Months Ended
Mar. 31, 2022
Allowance For Credit Loss [Abstract]
Summary of Net Investment in Finance Leases and Container Leaseback Financing Receivable

The following table presents the net investment in finance leases and container leaseback financing receivable by internal credit rating category and year of origination as of March 31, 2022:

	Three Months Ended March 31, 2022	2021	2020	2019	2018	Prior	Total
Tier 1	$24,444	$846,190	$581,307	$102,449	$32,857	$14,427	$1,601,674
Tier 2	7,900	82,937	35,834	32,816	17,968	4,083	181,538
Tier 3	1,361	7,367	2,210	5,487	487	62	16,974
Net investment in finance leases	$33,705	$936,494	$619,351	$140,752	$51,312	$18,572	$1,800,186

Tier 1	$389,593	$11,835	$105,068	$195,851	$—	$—	$702,347
Tier 2	—	4,941	—	25,272	—	—	30,213
Container leaseback financing receivable	$389,593	$16,776	$105,068	$221,123	$—	$—	$732,560